SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Operating Leases
Operating lease expense	$ 202,680	$ 353,997
Short-term lease expense	553,107	1,061,609
Total operating lease costs	755,787	1,415,606
Operating cash flows used in operating leases	$ 179,661	$ 323,099
Weighted average remaining lease term (in years)	1 year 3 months 18 days	1 year 4 months 17 days
Weighted average discount rate	10.00%	5.612%